Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Short-term Debt [Line Items]
Short-term debt	¥ 508,796	¥ 439,639
Weighted average rate	3.40%	1.40%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 145,768	¥ 161,799
Weighted average rate	1.80%	0.70%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 42,997	¥ 37,999
Weighted average rate	0.10%	0.00%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term debt	¥ 318,519	¥ 237,790
Weighted average rate	4.50%	2.10%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term debt	¥ 1,512	¥ 2,051
Weighted average rate	4.10%	1.00%